Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
EXPENSES
Accounting, audit and legal	$ 34,818	$ 31,663
Consulting expense	93,643	37,373
Finders fees	20,564	48,877
Filing and transfer agent fees	4,375	4,576
Management fees	43,917	30,000
Stock-based compensation	60,000	0
Travel and administration expenses	3,227	0
Marketing	15,621	0
Bank charges and interest	12,990	35,388
Project development costs	0	75,453
Total expenses	289,155	263,330
PROFIT (LOSS) BEFORE OTHER ITEMS	(289,155)	(263,330)
Foreign exchange (loss) gain	3,409	(33,993)
NET PROFIT (LOSS) FOR THE PERIOD	(285,746)	(297,323)
Other comprehensive income	0	0
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (285,746)	$ (297,323)
POST-SHARE CONSOLIDATION
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	227,694,370	43,492,213
BASIC AND DILUTED (LOSS) PROFIT PER SHARE	$ (0.001)	$ (0.01)